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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                              --------

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 135 E 57th Street, 23rd Floor
         New York, NY 10022

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212)399-8982

Signature, Place, and Date of Signing:

/s/ Vincent Guacci     New York, NY   May 14, 2009
-------------------   -------------   ---------------
   [Signature]        [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total:  $67,146,000
                                        (thousands)

List of Other Included Managers: None

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
                                                        VALUE
                                   TITLE OF           (x$1000)    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
                                                      (NOTIONAL     PRN
NAME OF ISSUER                      CLASS     CUSIP    VALUE)     AMOUNT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                     -------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
3SBIO INC. SPONSORED ADR CMN......   COM    88575Y105  3,142,000   464,079 SH          Sole               464,079
CHINA INFO SECURITY TECH, INC
 CMN..............................   COM    16944F101  4,107,000 1,299,776 SH          Sole             1,299,776
FREEPORT-MCMORAN COPPER & GOLD
 CMN..............................   COM    35671D857 19,290,000   506,156 SH          Sole               506,156
HDFC BANK LIMITED ADR CMN.........   COM    40415F101  1,261,000    20,700 SH          Sole                20,700
QIAO XING MOBILE COMMUNICATION
 COMPANY LIMITED..................   COM    G73031109  2,245,000 1,116,844 SH          Sole             1,116,844
SINOVAC BIOTECH CO., LTD. CMN.....   COM    P8696W104  5,152,000 3,528,803 SH          Sole             3,528,803
MELCO CROWN ENTERTAINMENT LIMITED
 ADR CMN..........................   COM    585464100  2,486,000   758,046 SH          Sole               758,046
SUNPOWER CORPORATION CMN
 CLASS A..........................   COM    867652109 29,463,000 1,239,000 SH          Sole             1,239,000